FAIR VALUE MEASUREMENTS (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Assets measured at fair value on a nonrecurring basis
Mortgage servicing rights	$ 918,247	$ 811,783
Outstanding balance	379,125,628	408,240,534
Write-downs	812,687	392,776
Principal balance	3,080,286	5,187,080
Valuation allowance	506,675	832,400
Real estate:
Assets measured at fair value on a nonrecurring basis
Outstanding balance	293,946,902	323,464,435
Principal balance	2,918,465	4,891,331
Valuation allowance	366,299	778,997
Real estate: | One-to-four family
Assets measured at fair value on a nonrecurring basis
Outstanding balance	118,884,453	112,350,393
Principal balance	820,142	1,566,121
Valuation allowance	160,881	210,336
Real estate: | Multi-family
Assets measured at fair value on a nonrecurring basis
Outstanding balance	40,262,269	42,203,212
Principal balance		2,789,808
Valuation allowance		533,849
Real estate: | Commercial
Assets measured at fair value on a nonrecurring basis
Outstanding balance	120,839,112	138,766,873
Principal balance	1,170,517	535,402
Valuation allowance	195,103	34,812
Real estate: | Construction and land
Assets measured at fair value on a nonrecurring basis
Outstanding balance	13,961,068	30,143,957
Principal balance	927,806
Valuation allowance	10,315
Commercial business
Assets measured at fair value on a nonrecurring basis
Outstanding balance	71,940,431	71,251,082
Principal balance	131,774	257,896
Valuation allowance	131,774	22,713
Consumer
Assets measured at fair value on a nonrecurring basis
Outstanding balance	13,238,295	13,525,017
Principal balance	30,047	37,853
Valuation allowance	8,602	30,690
Consumer | Automobile and other
Assets measured at fair value on a nonrecurring basis
Outstanding balance	1,525,594	1,462,909
Principal balance		9,735
Valuation allowance		2,572
Consumer | Home Equity
Assets measured at fair value on a nonrecurring basis
Outstanding balance	11,712,701	12,062,108
Principal balance	30,047	28,118
Valuation allowance	8,602	28,118
Impaired loans:
Assets measured at fair value on a nonrecurring basis
Principal balance	3,080,286	5,187,080
Valuation allowance	506,675	832,400
Increase or decrease in provision for loan losses	372,982	263,542
Non-recurring basis | Foreclosed assets:
Assets measured at fair value on a nonrecurring basis
Outstanding balance	4,123,275	4,342,988
Cumulative write-downs	1,307,687	661,000
Write-downs	812,687
Non-recurring basis | Significant Other Observable Inputs (Level 2)
Assets measured at fair value on a nonrecurring basis
Mortgage servicing rights	918,247	811,783
Non-recurring basis | Significant Unobservable Inputs (Level 3) | Foreclosed assets: | Real estate:
Assets measured at fair value on a nonrecurring basis
Fair Value	2,815,588	3,681,988
Non-recurring basis | Significant Unobservable Inputs (Level 3) | Foreclosed assets: | Real estate: | One-to-four family
Assets measured at fair value on a nonrecurring basis
Fair Value	103,500
Non-recurring basis | Significant Unobservable Inputs (Level 3) | Foreclosed assets: | Real estate: | One-to-four family | Sales Comparison | Minimum
Quantitative information, Level 3 fair value measurements
Adjustment for difference between comparable sales (as a percent)	(2.00%)
Non-recurring basis | Significant Unobservable Inputs (Level 3) | Foreclosed assets: | Real estate: | One-to-four family | Sales Comparison | Maximum
Quantitative information, Level 3 fair value measurements
Adjustment for difference between comparable sales (as a percent)	20.00%
Non-recurring basis | Significant Unobservable Inputs (Level 3) | Foreclosed assets: | Real estate: | One-to-four family | Sales Comparison | Weighted Average
Quantitative information, Level 3 fair value measurements
Adjustment for difference between comparable sales (as a percent)	8.30%
Non-recurring basis | Significant Unobservable Inputs (Level 3) | Foreclosed assets: | Real estate: | Multi-family
Assets measured at fair value on a nonrecurring basis
Fair Value	118,100
Non-recurring basis | Significant Unobservable Inputs (Level 3) | Foreclosed assets: | Real estate: | Multi-family | Sales Comparison | Minimum
Quantitative information, Level 3 fair value measurements
Adjustment for difference between comparable sales (as a percent)	2.00%
Non-recurring basis | Significant Unobservable Inputs (Level 3) | Foreclosed assets: | Real estate: | Multi-family | Sales Comparison | Maximum
Quantitative information, Level 3 fair value measurements
Adjustment for difference between comparable sales (as a percent)	26.00%
Non-recurring basis | Significant Unobservable Inputs (Level 3) | Foreclosed assets: | Real estate: | Multi-family | Sales Comparison | Weighted Average
Quantitative information, Level 3 fair value measurements
Adjustment for difference between comparable sales (as a percent)	15.50%
Non-recurring basis | Significant Unobservable Inputs (Level 3) | Foreclosed assets: | Real estate: | Commercial
Assets measured at fair value on a nonrecurring basis
Fair Value	692,230	755,000
Non-recurring basis | Significant Unobservable Inputs (Level 3) | Foreclosed assets: | Real estate: | Commercial | Sales Comparison | Minimum
Quantitative information, Level 3 fair value measurements
Adjustment for difference between comparable sales (as a percent)	(2.00%)	1.00%
Non-recurring basis | Significant Unobservable Inputs (Level 3) | Foreclosed assets: | Real estate: | Commercial | Sales Comparison | Maximum
Quantitative information, Level 3 fair value measurements
Adjustment for difference between comparable sales (as a percent)	0.00%	24.00%
Non-recurring basis | Significant Unobservable Inputs (Level 3) | Foreclosed assets: | Real estate: | Commercial | Sales Comparison | Weighted Average
Quantitative information, Level 3 fair value measurements
Adjustment for difference between comparable sales (as a percent)	(1.90%)	10.50%
Non-recurring basis | Significant Unobservable Inputs (Level 3) | Foreclosed assets: | Real estate: | Construction and land
Assets measured at fair value on a nonrecurring basis
Fair Value	1,901,758	2,926,988
Non-recurring basis | Significant Unobservable Inputs (Level 3) | Foreclosed assets: | Real estate: | Construction and land | Sales Comparison | Minimum
Quantitative information, Level 3 fair value measurements
Adjustment for difference between comparable sales (as a percent)	(21.00%)	(4.00%)
Non-recurring basis | Significant Unobservable Inputs (Level 3) | Foreclosed assets: | Real estate: | Construction and land | Sales Comparison | Maximum
Quantitative information, Level 3 fair value measurements
Adjustment for difference between comparable sales (as a percent)	36.00%	47.00%
Non-recurring basis | Significant Unobservable Inputs (Level 3) | Foreclosed assets: | Real estate: | Construction and land | Sales Comparison | Weighted Average
Quantitative information, Level 3 fair value measurements
Adjustment for difference between comparable sales (as a percent)	5.50%	19.30%
Non-recurring basis | Significant Unobservable Inputs (Level 3) | Impaired loans:
Assets measured at fair value on a nonrecurring basis
Fair Value	2,573,611	4,354,680
Non-recurring basis | Significant Unobservable Inputs (Level 3) | Impaired loans: | Real estate:
Assets measured at fair value on a nonrecurring basis
Fair Value	2,552,166	4,112,334
Non-recurring basis | Significant Unobservable Inputs (Level 3) | Impaired loans: | Real estate: | One-to-four family
Assets measured at fair value on a nonrecurring basis
Fair Value	659,261	1,355,785
Non-recurring basis | Significant Unobservable Inputs (Level 3) | Impaired loans: | Real estate: | One-to-four family | Sales Comparison | Minimum
Quantitative information, Level 3 fair value measurements
Adjustment for difference between comparable sales (as a percent)	(11.00%)	(5.00%)
Non-recurring basis | Significant Unobservable Inputs (Level 3) | Impaired loans: | Real estate: | One-to-four family | Sales Comparison | Maximum
Quantitative information, Level 3 fair value measurements
Adjustment for difference between comparable sales (as a percent)	27.00%	9.00%
Non-recurring basis | Significant Unobservable Inputs (Level 3) | Impaired loans: | Real estate: | One-to-four family | Sales Comparison | Weighted Average
Quantitative information, Level 3 fair value measurements
Adjustment for difference between comparable sales (as a percent)	2.90%	5.70%
Non-recurring basis | Significant Unobservable Inputs (Level 3) | Impaired loans: | Real estate: | Multi-family
Assets measured at fair value on a nonrecurring basis
Fair Value		2,255,959
Non-recurring basis | Significant Unobservable Inputs (Level 3) | Impaired loans: | Real estate: | Multi-family | Minimum
Quantitative information, Level 3 fair value measurements
Adjustment for difference between comparable sales (as a percent)		1.00%
Non-recurring basis | Significant Unobservable Inputs (Level 3) | Impaired loans: | Real estate: | Multi-family | Maximum
Quantitative information, Level 3 fair value measurements
Adjustment for difference between comparable sales (as a percent)		18.00%
Non-recurring basis | Significant Unobservable Inputs (Level 3) | Impaired loans: | Real estate: | Multi-family | Weighted Average
Quantitative information, Level 3 fair value measurements
Adjustment for difference between comparable sales (as a percent)		10.00%
Non-recurring basis | Significant Unobservable Inputs (Level 3) | Impaired loans: | Real estate: | Commercial
Assets measured at fair value on a nonrecurring basis
Fair Value	975,414	500,590
Non-recurring basis | Significant Unobservable Inputs (Level 3) | Impaired loans: | Real estate: | Commercial | Sales Comparison | Minimum
Quantitative information, Level 3 fair value measurements
Adjustment for difference between comparable sales (as a percent)	(28.00%)	5.00%
Non-recurring basis | Significant Unobservable Inputs (Level 3) | Impaired loans: | Real estate: | Commercial | Sales Comparison | Maximum
Quantitative information, Level 3 fair value measurements
Adjustment for difference between comparable sales (as a percent)	16.00%	17.00%
Non-recurring basis | Significant Unobservable Inputs (Level 3) | Impaired loans: | Real estate: | Commercial | Sales Comparison | Weighted Average
Quantitative information, Level 3 fair value measurements
Adjustment for difference between comparable sales (as a percent)	(9.20%)	12.30%
Non-recurring basis | Significant Unobservable Inputs (Level 3) | Impaired loans: | Real estate: | Construction and land
Assets measured at fair value on a nonrecurring basis
Fair Value	917,491
Non-recurring basis | Significant Unobservable Inputs (Level 3) | Impaired loans: | Real estate: | Construction and land | Sales Comparison | Minimum
Quantitative information, Level 3 fair value measurements
Adjustment for difference between comparable sales (as a percent)	(14.00%)
Non-recurring basis | Significant Unobservable Inputs (Level 3) | Impaired loans: | Real estate: | Construction and land | Sales Comparison | Maximum
Quantitative information, Level 3 fair value measurements
Adjustment for difference between comparable sales (as a percent)	36.00%
Non-recurring basis | Significant Unobservable Inputs (Level 3) | Impaired loans: | Real estate: | Construction and land | Sales Comparison | Weighted Average
Quantitative information, Level 3 fair value measurements
Adjustment for difference between comparable sales (as a percent)	19.10%
Non-recurring basis | Significant Unobservable Inputs (Level 3) | Impaired loans: | Commercial business
Assets measured at fair value on a nonrecurring basis
Fair Value		235,183
Non-recurring basis | Significant Unobservable Inputs (Level 3) | Impaired loans: | Commercial business | Minimum
Quantitative information, Level 3 fair value measurements
Adjustment for difference between comparable sales (as a percent)		4.00%
Non-recurring basis | Significant Unobservable Inputs (Level 3) | Impaired loans: | Commercial business | Maximum
Quantitative information, Level 3 fair value measurements
Adjustment for difference between comparable sales (as a percent)		50.00%
Non-recurring basis | Significant Unobservable Inputs (Level 3) | Impaired loans: | Commercial business | Weighted Average
Quantitative information, Level 3 fair value measurements
Adjustment for difference between comparable sales (as a percent)		22.80%
Non-recurring basis | Significant Unobservable Inputs (Level 3) | Impaired loans: | Consumer
Assets measured at fair value on a nonrecurring basis
Fair Value	21,445	7,163
Non-recurring basis | Significant Unobservable Inputs (Level 3) | Impaired loans: | Consumer | Automobile and other
Assets measured at fair value on a nonrecurring basis
Fair Value		7,163
Non-recurring basis | Significant Unobservable Inputs (Level 3) | Impaired loans: | Consumer | Automobile and other | Liquidation Value | Minimum
Quantitative information, Level 3 fair value measurements
Adjustment for difference between comparable sales (as a percent)		0.00%
Non-recurring basis | Significant Unobservable Inputs (Level 3) | Impaired loans: | Consumer | Automobile and other | Liquidation Value | Maximum
Quantitative information, Level 3 fair value measurements
Adjustment for difference between comparable sales (as a percent)		50.00%
Non-recurring basis | Significant Unobservable Inputs (Level 3) | Impaired loans: | Consumer | Automobile and other | Liquidation Value | Weighted Average
Quantitative information, Level 3 fair value measurements
Adjustment for difference between comparable sales (as a percent)		50.00%
Non-recurring basis | Significant Unobservable Inputs (Level 3) | Impaired loans: | Consumer | Home Equity
Assets measured at fair value on a nonrecurring basis
Fair Value	21,445
Non-recurring basis | Significant Unobservable Inputs (Level 3) | Impaired loans: | Consumer | Home Equity | Sales Comparison | Minimum
Quantitative information, Level 3 fair value measurements
Adjustment for difference between comparable sales (as a percent)	(9.00%)
Non-recurring basis | Significant Unobservable Inputs (Level 3) | Impaired loans: | Consumer | Home Equity | Sales Comparison | Maximum
Quantitative information, Level 3 fair value measurements
Adjustment for difference between comparable sales (as a percent)	(3.00%)
Non-recurring basis | Significant Unobservable Inputs (Level 3) | Impaired loans: | Consumer | Home Equity | Sales Comparison | Weighted Average
Quantitative information, Level 3 fair value measurements
Adjustment for difference between comparable sales (as a percent)	(5.60%)
Non-recurring basis | Total
Assets measured at fair value on a nonrecurring basis
Mortgage servicing rights	918,247	811,783
Non-recurring basis | Total | Foreclosed assets: | Real estate:
Assets measured at fair value on a nonrecurring basis
Fair Value	2,815,588	3,681,988
Non-recurring basis | Total | Foreclosed assets: | Real estate: | One-to-four family
Assets measured at fair value on a nonrecurring basis
Fair Value	103,500
Non-recurring basis | Total | Foreclosed assets: | Real estate: | Multi-family
Assets measured at fair value on a nonrecurring basis
Fair Value	118,100
Non-recurring basis | Total | Foreclosed assets: | Real estate: | Commercial
Assets measured at fair value on a nonrecurring basis
Fair Value	692,230	755,000
Non-recurring basis | Total | Foreclosed assets: | Real estate: | Construction and land
Assets measured at fair value on a nonrecurring basis
Fair Value	1,901,758	2,926,988
Non-recurring basis | Total | Impaired loans:
Assets measured at fair value on a nonrecurring basis
Fair Value	2,573,611	4,354,680
Non-recurring basis | Total | Impaired loans: | Real estate:
Assets measured at fair value on a nonrecurring basis
Fair Value	2,552,166	4,112,334
Non-recurring basis | Total | Impaired loans: | Real estate: | One-to-four family
Assets measured at fair value on a nonrecurring basis
Fair Value	659,261	1,355,785
Non-recurring basis | Total | Impaired loans: | Real estate: | Multi-family
Assets measured at fair value on a nonrecurring basis
Fair Value		2,255,959
Non-recurring basis | Total | Impaired loans: | Real estate: | Commercial
Assets measured at fair value on a nonrecurring basis
Fair Value	975,414	500,590
Non-recurring basis | Total | Impaired loans: | Real estate: | Construction and land
Assets measured at fair value on a nonrecurring basis
Fair Value	917,491
Non-recurring basis | Total | Impaired loans: | Commercial business
Assets measured at fair value on a nonrecurring basis
Fair Value		235,183
Non-recurring basis | Total | Impaired loans: | Consumer
Assets measured at fair value on a nonrecurring basis
Fair Value	21,445	7,163
Non-recurring basis | Total | Impaired loans: | Consumer | Automobile and other
Assets measured at fair value on a nonrecurring basis
Fair Value		7,163
Non-recurring basis | Total | Impaired loans: | Consumer | Home Equity
Assets measured at fair value on a nonrecurring basis
Fair Value	$ 21,445